GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 388,731	$ 325,508	$ 537,008
Property and equipment, net	12,180	2,189
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	9,952	436
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	292,409	239,884	460,162
Property and equipment, net	1,460	1,102
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	69,281	69,833	65,340
Property and equipment, net	768	651
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 27,041	$ 15,791	$ 11,506